Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of (Loss) Income [Abstract]
REVENUES	$ 949,061	$ 900,546	$ 871,112
OPERATING EXPENSES
Voyage expenses	125,452	125,101	111,026
Vessel operating expenses (notes 12 and 13)	292,175	268,876	260,977
Time-charter hire expense	74,478	89,795	117,202
Depreciation and amortization	187,710	190,341	181,176
General and administrative	73,529	63,214	61,761
Write down of vessels (note 19)	91,108	9,441
Restructuring charge (note 10)	3,924	119	5,008
Total operating expenses	848,376	746,887	737,150
Income from vessel operations	100,685	153,659	133,962
OTHER ITEMS
Interest expense (note 8)	(36,897)	(37,411)	(50,798)
Interest income	659	842	1,239
Realized and unrealized (loss) gain on derivative instruments (note 13)	(159,744)	(55,666)	51,944
Foreign currency exchange gain (loss) (note 13)	1,499	911	(11,242)
Other income - net (note 11)	3,606	6,810	9,489
Total other items	(190,877)	(84,514)	632
(Loss) income before income tax (expense) recovery	(90,192)	69,145	134,594
Income tax (expense) recovery (note 14)	(6,679)	9,718	(13,792)
Net (loss) income	(96,871)	78,863	120,802
Non-controlling interest in net income	22,454	37,378	57,490
Dropdown Predecessor's interest in net (loss) income (note 2)	(15,075)	(16,685)	(419)
General Partners' interest in net (loss) income	4,396	4,359	2,523
Limited partners' interest in net (loss) income	$ (108,646)	$ 53,811	$ 61,208
Limited partners' interest in net (loss) income per unit (note 17)
Common unit (basic and diluted)	$ (1.74)	$ 1.22	$ 1.85
Subordinated unit (basic and diluted)			$ 1.80
Total unit (basic and diluted)	$ (1.74)	$ 1.22	$ 1.84
Weighted - average number of units outstanding:
Common units (basic and diluted)	62,362,072	44,278,158	23,476,438
Subordinated units (basic and diluted)			9,800,000
Total units (basic and diluted)	62,362,072	44,278,158	33,276,438
Cash distribution declared per unit	$ 1.98	$ 1.88	$ 1.80